Debt (Notes and debentures) (Details) $ in Millions, $ in Millions	Nov. 21, 2024 USD ($)	Nov. 21, 2024 CAD ($)	Sep. 18, 2024 CAD ($)	May 02, 2024 CAD ($)	Nov. 01, 2023 CAD ($)	May 15, 2023 USD ($)	May 15, 2023 CAD ($)	May 10, 2023 CAD ($)	Dec. 31, 2024	Sep. 18, 2024 USD ($)	Sep. 18, 2024 CAD ($)	Nov. 01, 2023 USD ($)	Nov. 01, 2023 CAD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance			$ 1,011	$ 1,242	$ 824			$ 1,730
Canadian National series, 2.95% 10-year notes [Member]
Debt Instrument [Line Items]
Repayment of debt	$ 350	$ 490
Interest rate	2.95%	2.95%							2.95%
Canadian National series, 4.38% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate									4.38%	4.38%	4.38%
Debt issued, face amount										$ 750	$ 1,020
Canadian National series, 4.60% 5-year notes [Member]
Debt Instrument [Line Items]
Interest rate				4.60%					4.60%
Debt issued, face amount				$ 700
Canadian National series, 5.10% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate				5.10%					5.10%
Debt issued, face amount				$ 550
Canadian National series, 5.85% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate									5.85%			5.85%	5.85%
Debt issued, face amount												$ 300	$ 416
Canadian National series, 6.13% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate									6.13%			6.13%	6.13%
Debt issued, face amount												$ 300	$ 416
Canadian National series, 7.63% 30-year debentures [Member]
Debt Instrument [Line Items]
Repayment of debt						$ 150	$ 203
Interest rate						7.63%	7.63%
Canadian National series, 4.15% 7-year notes [Member]
Debt Instrument [Line Items]
Interest rate								4.15%	4.15%
Debt issued, face amount								$ 550
Canadian National series, 4.40% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate								4.40%	4.40%
Debt issued, face amount								$ 400
Canadian National series, 4.70% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate								4.70%	4.70%
Debt issued, face amount								$ 800